Income Taxes - Additional Information (Detail)	12 Months Ended							12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2013 Hong Kong Tax Authority [Member] USD ($)	Mar. 31, 2013 Hong Kong Tax Authority [Member] HKD	Mar. 31, 2014 FASB ASC 740 [Member] USD ($)	Mar. 31, 2013 FASB ASC 740 [Member] USD ($)	Mar. 31, 2013 Other Income (Expenses), Net [Member] Hong Kong Tax Authority [Member] USD ($)	Mar. 31, 2013 Other Income (Expenses), Net [Member] Hong Kong Tax Authority [Member] HKD	Mar. 31, 2013 Interest Income (Expenses), Net [Member] Hong Kong Tax Authority [Member] USD ($)	Mar. 31, 2013 Interest Income (Expenses), Net [Member] Hong Kong Tax Authority [Member] HKD	Mar. 31, 2014 Hong Kong Subsidiary [Member] Hong Kong Tax Authority [Member]	Mar. 31, 2013 Hong Kong Subsidiary [Member] Hong Kong Tax Authority [Member]	Mar. 31, 2012 Hong Kong Subsidiary [Member] Hong Kong Tax Authority [Member]	Mar. 31, 2014 Dongguan Microview Medical Technology Company Limited [Member]	Mar. 31, 2014 Dongguan Microview Medical Technology Company Limited [Member] Prior to December 31, 2008 [Member]	Mar. 31, 2014 Dongguan Wing Shing Electrical Products Factory Company Limited [Member] Unified Enterprise Income Tax Law [EIT] [Member]	Mar. 31, 2013 Dongguan Wing Shing Electrical Products Factory Company Limited [Member] Unified Enterprise Income Tax Law [EIT] [Member]	Mar. 31, 2012 Dongguan Wing Shing Electrical Products Factory Company Limited [Member] Unified Enterprise Income Tax Law [EIT] [Member]	Mar. 31, 2014 Dongguan Wing Shing Electrical Products Factory Company Limited [Member] Prior to December 31, 2008 [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory income tax rate												16.50%	16.50%	16.50%
Preferential income tax rate															15.00%	27.00%				27.00%
Reduced tax rate																24.00%				24.00%
Local income tax rate																3.00%				3.00%
Unification of the income tax rate for domestic-invested and foreign-invested enterprises	25.00%
Reduction in corporate income tax rate for succeeding three years															50.00%
Effective income tax rate	2.30%	28.90%	46.90%														25.00%	25.00%	25.00%
Tax losses carried forward	$ 25,530,406	$ 23,591,422
Tax losses available indefinitely for offsetting against future taxable income	5,591,707	4,114,021
Tax losses carried back or forward	19,938,699	19,477,401
Carried back period	2 years
Carried forward period	20 years
Unrecognized tax benefits	8,589,164	8,870,677	9,117,443			4,454,069	4,879,338
Remaining unrecognized tax benefits set off	4,135,095	3,991,339
Reversal of accrued interest and potential penalties on uncertain tax positions	213,976	1,021,397
Accrued interest and potential penalties on uncertain tax positions	436,920	651,721	121,032
Additional assessable profits				1,612,967	12,520,654
Penalty and interest paid								$ 257,649	2,000,000	$ 60,064	466,249